Financial income and costs (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial income and costs
Interest income	$ 988,005	$ 1,072,991	$ 848,148
Income from interest in accounts receivable	3,627	4,516	8,961
Foreign exchange gain, net		39,323	230,532
Effects of valuation of derivative financial instruments	0	23,919	0
Financial income	991,632	1,140,749	1,087,641
Effects of valuation of derivative financial instruments	(8,029)	0	(84,094)
Foreign exchange loss, net	(272,220)
Interest expense and financial expenses on financial debt	(250,820)	(185,913)	(188,597)
Interest paid on lease	(37,797)
Commissions and other financial expenses	(41,502)	(146,255)	(67,400)
Financial costs	(610,368)	(332,168)	(340,091)
Financial income, net	$ 381,264	$ 808,581	$ 747,550